Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Profit / (loss) for the year	R$ (14,079)	R$ (55,068)	R$ 30,686
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization	163,972	58,336	43,659
Result of equity interests in associates	17,384	8,764	0
Impairment losses on financial assets	1,083,237	(595,581)	213,688
Expenses with provisions	25,931	19,002	15,280
Deferred income tax and social contribution	(271,119)	228,434	(50,875)
Current income tax and social contribution	106,625	(52,441)	13,166
Provisions/ (reversals) for loss of assets	5,225	(43,618)	(4,401)
Other capital gains (losses)	(66,363)	0	0
Provision for performance income	(150,401)	0	0
Result of foreign exchange variation	0	30	(1,006)
Compulsory deposits at Central Bank of Brazil	(455,290)	(689,759)	(1,317,449)
Loans and advances to customers, net of provision for expected loss	(5,927,723)	(7,432,145)	(4,146,866)
Amounts due from financial institutions	(2,206,994)	(1,549,493)	(246,272)
Securities	(602,509)	(573,349)	260,916
Derivative financial assets	86,948	(59,435)	(27,513)
Non-current assets held for sale	(37,150)	33,754	6,104
Other assets	(318,696)	(790,072)	(356,182)
Liabilities with financial institutions	2,565,433	3,584,551	604,421
Liabilities with customers	5,309,261	5,896,911	7,722,193
Securities issued	2,630,072	1,842,657	9,856
Derivative financial liabilities	(28,777)	9,787	35,817
Borrowing and onlending	11,377	(2,334)	(2,395)
Tax liabilities	119,891	149,605	13,090
Provisions	(21,330)	10,209	(13,698)
Other liabilities	216,537	141,928	192,853
Cash flows from (used in) operations	2,241,462	140,673	2,995,072
Income tax paid	(138,057)	(49,029)	(14,187)
Net cash from operating activities	2,103,405	91,644	2,980,885
Cash flows from (used in) investing activities [abstract]
Acquisition of subsidiaries, net of cash acquired	(545,983)	(93,782)	(24,905)
Acquisition of property and equipment	(27,714)	(32,249)	(17,250)
Proceeds from sale of property and equipment	14	602	7,223
Acquisition of intangible assets	(251,390)	(255,731)	(135,619)
Acquisition of financial assets at FVOCI	7,977,979	27,780,867	4,899,868
Proceeds from sale of financial assets at FVOCI	9,208,137	21,512,954	75,618
Acquisition of financial assets at FVTPL	582,098	920,123	135,389
Proceeds from sale of financial assets at FVTPL	126,198	393,417	81,213
Net cash used in investing activities	(50,815)	(7,175,779)	(5,048,977)
Cash flows from (used in) financing activities [abstract]
Capital increase	0	0	1,148,836
Repurchase of treasury shares	0	0	(153,109)
Sale of treasury shares	0	(29,322)	117,497
Paid dividends and interest on equity	(75,898)	(19,680)	(37,868)
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	0	5,478,926	31,629
Payment to shareholders of subisidiary	(1,145,273)	0	0
Net cash from financing activities	(1,221,171)	5,429,924	1,106,985
(Decrease)/ Increase in cash and cash equivalents	831,419	(1,654,212)	(961,108)
Cash and cash equivalents at the beginning of the year	500,446	2,154,687	3,114,789
Effect of the exchange rate variation on cash and cash equivalents	(217)	(30)	1,006
Cash and cash equivalents at December 31	R$ 1,331,648	R$ 500,446	R$ 2,154,687